CONDENSED BALANCE SHEET - USD ($)	Oct. 14, 2020	Sep. 30, 2020		Jul. 09, 2020
Current Assets
Cash	$ 1,681,999	$ 144,584		$ 0
Prepaid expenses	26,800
Total Current Assets	1,708,799
Deferred offering costs		321,595
Cash held in Trust Account	805,000,000
TOTAL ASSETS	806,708,799	466,179
Current liabilities
Accrued offering costs	167,861	41,179
Advances from related party	5,000	5,000
Promissory note - related party		400,000
Total Current Liabilities	172,861	446,179
Deferred underwriting fee payable	28,175,000
TOTAL LIABILITIES	28,347,861
Commitments
Class A ordinary shares subject to possible redemption, 39,570,413 and no shares at redemption value at June 30, 2020 and December 31, 2019, respectively	773,360,930
Shareholders' Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	5,002,679	22,987
Accumulated deficit	(5,000)	(5,000)
Total Shareholders' Equity	5,000,008	20,000		$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	806,708,799	466,179
Class A ordinary shares
Shareholders' Equity
Common Stock, Value, Issued	316	0
Class B ordinary shares
Shareholders' Equity
Common Stock, Value, Issued	$ 2,013	$ 2,013	[1]

[1]	Included an aggregate of up to 2,625,000 Class B ordinary shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 5).